Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of selling and marketing expenses [Abstract]
Advertising expenses	$ 3,105,512	$ 2,359,656
Marketing and branding expenses	4,908,421	2,924,496
Total	$ 8,013,933	$ 5,284,152